Pay vs Performance Disclosure		12 Months Ended					25 Months Ended	35 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 31, 2022	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As described in more detail in “Compensation Discussion and Analysis,” the executive compensation program has been designed to provide a level of compensation that is strongly dependent upon the achievement of short-term and long-term goals that are aligned with the interests of WEC Energy Group's and the Company's stockholders and customers. As such, a substantial portion of pay will only be realized upon strong corporate performance. The Compensation Committee has not designed the compensation program to specifically align WEC Energy Group's and the Company’s performance measures with "compensation actually paid" ("CAP") (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For example, several performance measures are utilized to align executive compensation with WEC Energy Group's and the Company's performance that are not presented in the Pay versus Performance table below.
The following tables and supplemental graphical and narrative information present information about CAP, as defined by Item 402(v) of Regulation S-K, and compares CAP to various performance measures, also in accordance with such rules. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed in “Compensation Discussion and Analysis,” and not in replacement thereof.

Year	(1) Summary Compensation Table (SCT) Total for PEO ($)		(1,2) Compensation Actually Paid (CAP) to PEO ($)		(3) Average SCT total for non-PEO NEOs ($)	(2,3) Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 investment based on: ($)		WEC Net Income ($) (in millions)	Company Selected Measure
	Lauber	Fletcher	Lauber	Fletcher			(4) WEC TSR	(5) Peer Group TSR		(6)WEC Adjusted Earnings Per Share (diluted) ($)
2024	10,948,091	—	16,220,714	—	3,303,569	4,633,089	119.66	122.96	1,527.2	4.88
2023	9,552,179	—	5,707,745	—	2,837,681	1,478,219	103.04	105.56	1,331.7	4.63
2022	8,149,461	8,151,511	9,721,228	17,332,947	2,729,967	3,457,990	110.80	113.90	1,408.1	4.45
2021	—	18,481,871	—	14,249,651	3,428,937	2,769,595	111.34	111.43	1,300.3	4.11
2020	—	18,136,171	—	15,590,856	2,871,392	3,298,800	102.49	95.16	1,199.9	3.79
(1)On February 1, 2022, Mr. Lauber succeeded Mr. Fletcher as CEO of WEC Energy Group and the Company.
		(2)Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Mr. Lauber, and the average CAP to our non-PEO NEOs for the 2024 fiscal year, the following adjustments were made to the SCT total compensation:
Company Selected Measure Name		WEC Adjusted Earnings Per Share (diluted)
Named Executive Officers, Footnote	The non-PEO NEOs for each of the years shown were as follows:
•2024: Messrs. Hooper and Garvin, and Mmes. Liu and Kelsey
•2022 and 2023: Messrs. Garvin and Mastoris, and Mmes. Liu and Kelsey
•2021: Messrs. Lauber and Garvin, and Mmes. Liu and Kelsey
•2020: Messrs. Lauber, Garvin, and Metcalfe, and Mmes. Liu and Kelsey

Peer Group Issuers, Footnote		Represents the Total Shareholder Return ("TSR") of the Custom Peer Index Group, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. For information about the Custom Peer Index Group see "Compensation Discussion and Analysis - Long-Term Incentive Compensation".
Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,303,569	$ 2,837,681	$ 2,729,967	$ 3,428,937	$ 2,871,392
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 4,633,089	1,478,219	3,457,990	2,769,595	3,298,800
Compensation Actually Paid vs. Total Shareholder Return
CAP v. TSR
As demonstrated in the following graph, the amount of compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with WEC Energy Group’s TSR performance. A substantial portion of the compensation awarded to each of the NEOs is long-term incentive compensation. WEC Energy Group performance unit awards comprise 65% of the long-term incentive compensation granted each year, with vesting primarily based upon WEC Energy Group’s TSR performance against its peer group. As discussed further in “Compensation Discussion and Analysis,” the performance units granted in 2022, which vested at the end of the three-year performance period ended December 31, 2024, provided a payout slightly above target. See the Five-Year Cumulative Return and Total Stockholder Returns graphs in “Compensation Discussion and Analysis – Executive Summary” for information on WEC Energy Group's performance over the 5-year period ended December 31, 2024, which was in line with the performance of its peer group and 10-year period ended December 31, 2024, which exceeded the performance of its peer group, respectively.

Compensation Actually Paid vs. Net Income
CAP v. WEC Net Income and Adjusted Earnings Per Share (Company-Selected Measure)
As demonstrated by the following graphs, during the cumulative five-year period ended December 31, 2024, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with WEC Energy Group’s net income and EPS performance. In 2024 and 2023, WEC Energy Group's EPS performance is shown on an adjusted (non-GAAP) basis. Pursuant to the terms of WEC Energy Group’s short-term performance plan, in 2024 almost 75% of the payout was based upon WEC Energy Group’s adjusted EPS performance, and almost 25% was based upon WEC Energy Group’s performance against cash flow goals. See "Compensation Discussion and Analysis" for information on how the EPS and cash flow targets were established for 2024, as well as the performance metrics applicable to Mr. Hooper's 2024 annual cash incentive award. WEC Energy Group’s strong performance against the EPS and cash flow goals in 2024 resulted in maximum level payouts for each measure.

WEC Energy Group’s earnings per share on a GAAP basis were $4.83 for 2024, which includes a $0.06 per share charge to earnings related to certain capital expenditures under the Qualifying Infrastructure Plant (“QIP”) rider that were disallowed by the Illinois
Commerce Commission (the “ICC”) as part of PGL's 2016 QIP reconciliation proceeding. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $4.88. PGL has since appealed this decision. The ICC’s disallowance of these expenditures is not indicative of WEC Energy Group’s operating performance in 2024. As a result, the Compensation Committee determined that the Company’s performance against the earnings per share targets should be measured using adjusted earnings per share. With respect to the earnings per share calculation, note that WEC Energy Group’s adjusted earnings per share does not add due to rounding.

WEC Energy Group’s earnings per share on a GAAP basis were $4.22 for 2023, which includes a $0.41 per share non-cash charge to earnings related to the ICC's disallowance of an aggregate of $178.9 million of previously incurred capital costs as part of its decisions in the rate cases of WEC Energy Group’s Illinois utilities. Excluding this charge, WEC Energy Group’s 2023 adjusted earnings per share were $4.63. The ICC’s disallowance of previously incurred capital costs of this nature is not indicative of WEC Energy Group’s operating performance in 2023. As a result, the Compensation Committee determined that WEC Energy Group’s performance against the earnings per share targets should be measured using adjusted earnings per share.

See Appendix A for net income presented on an adjusted basis (non-GAAP) along with a reconciliation to net income, presented on a GAAP basis for 2024 and 2023.

In the graph below, net income is presented on a GAAP basis. EPS is presented on an adjusted (non-GAAP) basis for 2024 and 2023 and on a GAAP basis for years prior to 2023.

Compensation Actually Paid vs. Company Selected Measure
CAP v. WEC Net Income and Adjusted Earnings Per Share (Company-Selected Measure)
As demonstrated by the following graphs, during the cumulative five-year period ended December 31, 2024, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with WEC Energy Group’s net income and EPS performance. In 2024 and 2023, WEC Energy Group's EPS performance is shown on an adjusted (non-GAAP) basis. Pursuant to the terms of WEC Energy Group’s short-term performance plan, in 2024 almost 75% of the payout was based upon WEC Energy Group’s adjusted EPS performance, and almost 25% was based upon WEC Energy Group’s performance against cash flow goals. See "Compensation Discussion and Analysis" for information on how the EPS and cash flow targets were established for 2024, as well as the performance metrics applicable to Mr. Hooper's 2024 annual cash incentive award. WEC Energy Group’s strong performance against the EPS and cash flow goals in 2024 resulted in maximum level payouts for each measure.

WEC Energy Group’s earnings per share on a GAAP basis were $4.83 for 2024, which includes a $0.06 per share charge to earnings related to certain capital expenditures under the Qualifying Infrastructure Plant (“QIP”) rider that were disallowed by the Illinois
Commerce Commission (the “ICC”) as part of PGL's 2016 QIP reconciliation proceeding. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $4.88. PGL has since appealed this decision. The ICC’s disallowance of these expenditures is not indicative of WEC Energy Group’s operating performance in 2024. As a result, the Compensation Committee determined that the Company’s performance against the earnings per share targets should be measured using adjusted earnings per share. With respect to the earnings per share calculation, note that WEC Energy Group’s adjusted earnings per share does not add due to rounding.

WEC Energy Group’s earnings per share on a GAAP basis were $4.22 for 2023, which includes a $0.41 per share non-cash charge to earnings related to the ICC's disallowance of an aggregate of $178.9 million of previously incurred capital costs as part of its decisions in the rate cases of WEC Energy Group’s Illinois utilities. Excluding this charge, WEC Energy Group’s 2023 adjusted earnings per share were $4.63. The ICC’s disallowance of previously incurred capital costs of this nature is not indicative of WEC Energy Group’s operating performance in 2023. As a result, the Compensation Committee determined that WEC Energy Group’s performance against the earnings per share targets should be measured using adjusted earnings per share.

See Appendix A for net income presented on an adjusted basis (non-GAAP) along with a reconciliation to net income, presented on a GAAP basis for 2024 and 2023.

In the graph below, net income is presented on a GAAP basis. EPS is presented on an adjusted (non-GAAP) basis for 2024 and 2023 and on a GAAP basis for years prior to 2023.

Tabular List, Table
Most Important Performance Measures
The following represents the most important financial performance measures used by WEC Energy Group and the Company to link compensation actually paid to each NEO for 2024, the most recently completed fiscal year, to company performance:

WEC Adjusted Earnings Per Share	WEC Net Income	WEC Cash Flow	Return on Equity of WEC Utilities

Achievement of WEC Energy Group's goals with respect to the financial measures highlighted above should drive strong TSR performance for WEC Energy Group relative to its peers, which is an important component of the compensation program as more fully described in “Compensation Discussion and Analysis – Long-Term Incentive Compensation".

Total Shareholder Return Amount	[3]	$ 119.66	103.04	110.80	111.34	102.49
Peer Group Total Shareholder Return Amount	[4]	122.96	105.56	113.90	111.43	95.16
Net Income (Loss)		$ 1,527,200,000	$ 1,331,700,000	$ 1,408,100,000	$ 1,300,300,000	$ 1,199,900,000
Company Selected Measure Amount | $ / shares	[5]	4.88	4.63	4.45	4.11	3.79
PEO Name							Mr. Fletcher	Mr. Lauber
Additional 402(v) Disclosure		Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2019 through the end of such covered fiscal year
Measure:: 1
Pay vs Performance Disclosure
Name		WEC Adjusted Earnings Per Share
Non-GAAP Measure Description		For 2024 and 2023, the Company Selected Measure was adjusted (non-GAAP) earnings per share which excludes a $0.06 per share charge and a $0.41 per share non-cash charge, respectively, to earnings related to the Illinois Commerce Commission's disallowance of certain capital costs at WEC Energy Group's Illinois utilities. See Appendix A on page 44 for a full reconciliation of GAAP to non-GAAP earnings per share. The prior years reported in this table each show WEC Energy Group's earnings per share on a GAAP basis.
Measure:: 2
Pay vs Performance Disclosure
Name		WEC Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		WEC Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		Return on Equity of WEC Utilities
Lauber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	$ 10,948,091	$ 9,552,179	$ 8,149,461	$ 0	$ 0
PEO Actually Paid Compensation Amount	[2],[6]	16,220,714	5,707,745	9,721,228	0	0
Fletcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	0	0	8,151,511	18,481,871	18,136,171
PEO Actually Paid Compensation Amount	[2],[6]	0	$ 0	$ 17,332,947	$ 14,249,651	$ 15,590,856
PEO | Lauber [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(332,397)
PEO | Lauber [Member] | Equity Bade Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,518,335)
PEO | Lauber [Member] | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		64,795
PEO | Lauber [Member] | Change In Value Of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,783,433
PEO | Lauber [Member] | Change In Value Of Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,414,649
PEO | Lauber [Member] | Value Of Awards Granted And Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Lauber [Member] | Change In Value Of Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,860,478
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(33,700)
Non-PEO NEO | Equity Bade Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,323,385)
Non-PEO NEO | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,626
Non-PEO NEO | Change In Value Of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,883,783
Non-PEO NEO | Change In Value Of Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		306,909
Non-PEO NEO | Value Of Awards Granted And Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change In Value Of Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 477,287

[1]	The non-PEO NEOs for each of the years shown were as follows:
•2024: Messrs. Hooper and Garvin, and Mmes. Liu and Kelsey
•2022 and 2023: Messrs. Garvin and Mastoris, and Mmes. Liu and Kelsey
•2021: Messrs. Lauber and Garvin, and Mmes. Liu and Kelsey
•2020: Messrs. Lauber, Garvin, and Metcalfe, and Mmes. Liu and Kelsey

[2]	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Mr. Lauber, and the average CAP to our non-PEO NEOs for the 2024 fiscal year, the following adjustments were made to the SCT total compensation
[3]	Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2019 through the end of such covered fiscal ye
[4]	Represents the Total Shareholder Return ("TSR") of the Custom Peer Index Group, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. For information about the Custom Peer Index Group see "Compensation Discussion and Analysis - Long-Term Incentive Compensation"
[5]	For 2024 and 2023, the Company Selected Measure was adjusted (non-GAAP) earnings per share which excludes a $0.06 per share charge and a $0.41 per share non-cash charge, respectively, to earnings related to the Illinois Commerce Commission's disallowance of certain capital costs at WEC Energy Group's Illinois utilities. See Appendix A on page 44 for a full reconciliation of GAAP to non-GAAP earnings per share. The prior years reported in this table each show WEC Energy Group's earnings per share on a GAAP basi
[6]	On February 1, 2022, Mr. Lauber succeeded Mr. Fletcher as CEO of WEC Energy Group and the Company.